Investment in Marketable Securities (Details) - Schedule of Investment in Marketable Securities - USD ($)	Mar. 31, 2024	Jun. 30, 2023
Schedule of Investment in Marketable Securities [Abstract]
Cost of investment	$ 1,000,000
Cumulative unrealized loss on marketable equity securities	(699,140)
Investment in marketable securities	$ 300,860